PIMCO Funds

Supplement Dated March 4, 2011 to the Bond Funds—Class A, Class B, Class C and Class R Prospectus (dated July 31, 2010), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (U.S. Dollar-Hedged), PIMCO Income Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration Fund, PIMCO Real Return Fund, PIMCO Short-Term Fund and PIMCO Total Return Fund (each, a “Fund,” collectively, the “Funds”)

Effective May 1, 2011, the Management Fees for each Fund will be reduced causing each Fund’s Total Annual Fund Operating Expenses to decrease as described below.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Foreign Bond Fund (Unhedged) will be reduced by 0.05% to 0.65% and 0.65% in Management Fees for Class A and Class C shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses will decrease by 0.05% to 0.91% and 1.66% for Class A and Class C shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) will be reduced by 0.05% to 0.65%, 0.65%, 0.65% and 0.65% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses will decrease by 0.05% to 0.92%, 1.67%, 1.67% and 1.17% for Class A, Class B, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Global Bond Fund (U.S. Dollar-Hedged) will be reduced by 0.05% to 0.65%, 0.65% and 0.65% in Management Fees for Class A, Class B and Class C shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses will decrease by 0.05% to 0.90%, 1.65% and 1.65% for Class A, Class B and Class C shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Income Fund will be reduced by 0.05% to 0.60%, 0.60% and 0.60% in Management Fees for Class A, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction will decrease by 0.05% to 0.85%, 1.60% and 1.10% for Class A, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Long-Term U.S. Government Fund will be reduced by 0.05% to 0.575%, 0.575% and 0.575% in Management Fees for Class A, Class B and Class C shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses will decrease by 0.05% to 0.845%, 1.595% and 1.595% for Class A, Class B and Class C shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Low Duration Fund will be reduced by 0.05% to 0.55%, 0.55%, 0.55% and 0.55% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses will decrease by 0.05% to 0.80%, 1.55%, 1.10% and 1.05% for Class A, Class B, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Real Return Fund will be reduced by 0.05% to 0.60%, 0.60%, 0.60% and 0.60% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses will decrease by 0.05% to 0.88%, 1.63%, 1.38% and 1.13% for Class A, Class B, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Short-Term Fund will be reduced by 0.10% to 0.45%, 0.45%, 0.45% and 0.45% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses will decrease by 0.10% to 0.70%, 1.45%, 1.00% and 0.95% for Class A, Class B, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO Total Return Fund will be reduced by 0.05% to 0.60%, 0.60%, 0.60% and 0.60% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses will decrease by 0.05% to 0.86%, 1.61%, 1.61% and 1.11% for Class A, Class B, Class C and Class R shares, respectively.

Effective immediately, footnotes describing these reductions are added to each Fund’s Annual Fund Operating Expenses table.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_030411

PIMCO Funds

Supplement Dated March 4, 2011 to the Bond Funds—Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus (dated July 31, 2010), as supplemented and revised from time to time

Disclosure Related to the PIMCO Short-Term Fund (the “Fund”)

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the Fund will be reduced by 0.05% to 0.45% in Management Fees, and as such, the Total Annual Fund Operating Expenses for Class D shares of the Fund will decrease by 0.05% to 0.70%.

Effective immediately, footnotes describing these reductions are added to the Fund’s Annual Fund Operating Expenses table.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_030411

PIMCO Funds

Supplement Dated March 4, 2011 to the Strategic Markets Funds—Class A, Class B, Class C and Class R Prospectus (dated July 31, 2010), as supplemented and revised from time to time

Disclosure Related to the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO RealEstateRealReturn Strategy Fund, PIMCO RealRetirement® 2010 Fund, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement® 2030 Fund, PIMCO RealRetirement® 2040 Fund and PIMCO RealRetirement® 2050 Fund

(each, a “Fund,” collectively, the “Funds”)

Effective May 1, 2011, the Management Fees for each Fund will be reduced causing each Fund’s Total Annual Fund Operating Expenses to decrease as described below.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO All Asset Fund will be reduced by 0.10% to 0.475%, 0.475%, 0.475% and 0.525% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses will decrease by 0.10% to 1.385%, 2.135%, 2.135% and 1.685% for Class A, Class B, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO All Asset All Authority Fund will be reduced by 0.15% to 0.45% and 0.45% in Management Fees for Class A and Class C shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses will decrease by 0.15% to 1.62% and 2.37% for Class A and Class C shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO CommodityRealReturn Strategy Fund® will be reduced by 0.05% to 0.94%, 0.94%, 0.94% and 0.94% in Management Fees for Class A, Class B, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Fee Waiver will decrease by 0.05% to 1.24%, 1.99%, 1.99% and 1.53% for Class A, Class B, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO RealEstateRealReturn Strategy Fund will be reduced by 0.05% to 0.89%, 0.89% and 0.89% in Management Fees for Class A, Class B and Class C shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses will decrease by 0.05% to 1.23%, 2.01% and 1.99% for Class A, Class B and Class C shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO RealRetirement® 2010 Fund will be reduced by 0.10% to 1.00%, 1.00% and 1.00% in Management Fees for Class A, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction will decrease by 0.10% to 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO RealRetirement® 2020 Fund will be reduced by 0.10% to 1.00%, 1.00% and 1.00% in Management Fees for Class A, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction will decrease by 0.10% to 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO RealRetirement® 2030 Fund will be reduced by 0.10% to 1.05%, 1.05% and 1.05% in Management Fees for Class A, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction will decrease by 0.10% to 1.36%, 2.11% and 1.61% for Class A, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO RealRetirement® 2040 Fund will be reduced by 0.10% to 1.10%, 1.10% and 1.10% in Management Fees for Class A, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction will decrease by 0.10% to 1.45%, 2.20% and 1.70% for Class A, Class C and Class R shares, respectively.

Effective May 1, 2011, the supervisory and administrative fee for the PIMCO RealRetirement® 2050 Fund will be reduced by 0.10% to 1.10%, 1.10% and 1.10% in Management Fees for Class A, Class C and Class R shares, respectively, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction will decrease by 0.10% to 1.47%, 2.22% and 1.72% for Class A, Class C and Class R shares, respectively.

Effective immediately, footnotes describing these reductions are added to each Fund’s Annual Fund Operating Expenses table.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_030411

PIMCO Funds

Supplement Dated March 4, 2011 to the Strategic Markets Funds—Institutional Class, Class P, Administrative Class and Class D Prospectus (dated July 31, 2010), as supplemented and revised from time to time

Disclosure Related to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO RealRetirement® 2010 Fund, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement® 2030 Fund, PIMCO RealRetirement® 2040 Fund and PIMCO RealRetirement® 2050 Fund

(each, a “Fund,” collectively, the “Funds”)

Effective May 1, 2011, the Management Fees for each Fund will be reduced causing each Fund’s Total Annual Fund Operating Expenses to decrease as described below.

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the PIMCO CommodityRealReturn Strategy Fund® will be reduced by 0.05% to 0.94% in Management Fees, and as such, the Fund’s Total Annual Fund Operating Expenses After Fee Waiver for Class D shares will decrease by 0.05% to 1.24%.

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the PIMCO RealRetirement® 2010 Fund will be reduced by 0.10% to 1.00% in Management Fees, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction for Class D shares will decrease by 0.10% to 1.30%.

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the PIMCO RealRetirement® 2020 Fund will be reduced by 0.10% to 1.00% in Management Fees, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction for Class D shares will decrease by 0.10% to 1.30%.

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the PIMCO RealRetirement® 2030 Fund will be reduced by 0.10% to 1.05% in Management Fees, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction for Class D shares will decrease by 0.10% to 1.36%.

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the PIMCO RealRetirement® 2040 Fund will be reduced by 0.10% to 1.10% in Management Fees, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction for Class D shares will decrease by 0.10% to 1.45%.

Effective May 1, 2011, the supervisory and administrative fee for Class D shares of the PIMCO RealRetirement® 2050 Fund will be reduced by 0.10% to 1.10% in Management Fees, and as such, the Fund’s Total Annual Fund Operating Expenses After Expense Reduction for Class D shares will decrease by 0.10% to 1.47%.

Effective immediately, footnotes describing these reductions are added to each Fund’s Annual Fund Operating Expenses table.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_030411